FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	9 Months Ended
Mar. 31, 2023
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	03/31/2023	06/30/2022	03/31/2023	06/30/2022
Cash and cash equivalents	57,737,138	32,912,886	—	562,380
Other financial assets	1,277,144	884,964	12,943,872	5,136,010
Trade receivables	157,417,175	111,952,722	—	—
Other receivables (*)	12,897,748	7,642,707	—	—
Total	229,329,205	153,393,279	12,943,872	5,698,390

(*) Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	03/31/2023	06/30/2022	03/31/2023	06/30/2022
Trade and other payables	147,692,271	125,849,620	—	—
Borrowings	175,951,280	145,478,637	—	—
Secured notes	74,161,086	12,559,071	—	—
Lease liability	13,794,778	11,751,284	—	—
Consideration for acquisition of assets	10,106,873	12,902,790	—	—
Total	421,706,288	308,541,402	—	—

Schedule of fair value by hierarchy

Measurement at fair value at 03/31/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	8,941,972	—	—
Mutual funds	421,572	—	—
Other investments	3,580,328	—	—

Measurement at fair value at 06/30/2022	Level 1	Level 2	Level 3

Financial assets at fair value
Money market funds	562,380	—	—
Mutual funds	2,913,519	—	—
Other investments	1,490,086	732,405	—

Schedule of net exposure

Net foreign currency position	03/31/2023
Amount expressed in US$	17,898,838